Note 20 - Financial Income, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Interest Income and Interest Expense Disclosure [Text Block]
20—FINANCIAL
INCOME, NET

Interest (expense) income, net consists of the following:

	2017	2016	2015
Interest income	18	21	18
Interest expense	(44)	(57)	(64)
Warrants exercised / forfeited	625	174	330
Changes in fair value of the warrants (1)	2,044	3,811	(2,377)
Total	2,643	3,949	(2,094)

(1)	For more details on the fair value of Financial Instruments, please refer to Notes 14 - 2 and 24.